PROPERTY AND EQUIPMENT - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 512,311	$ 507,265
Less: Accumulated depreciation	(185,119)	(162,419)
Property and equipment, net	327,192	344,846
Land and Buildings
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	213,171	209,668
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	42,905	44,347
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	47,745	43,054
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	170,849	183,522
Website, Computer Equipment and Software
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	11,975	11,853
Vehicles
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	2,678	2,784
Construction In Progress
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 22,988	$ 12,037